Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Long-Term Investments [Line Items]
Total Long-term investments	$ 13,012,340	$ 12,515,817
Huashang Micro Finance Co. [Member]
Schedule of Long-Term Investments [Line Items]
Total Long-term investments	5,414,957	5,208,333
Longwan Rural Commercial Bank [Member]
Schedule of Long-Term Investments [Line Items]
Total Long-term investments	6,409,884	6,165,296
Wenzhou Longlian Development Co., Ltd [Member]
Schedule of Long-Term Investments [Line Items]
Total Long-term investments	$ 1,187,500	$ 1,142,188